UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-21761
                                                     _________

                               KEELEY Funds, Inc.
                               __________________

               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                                Copy to:
    John L. Keeley, Jr.                         Stephen E. Goodman
    Keeley Asset Management Corp.               Meltzer Purtill & Stelle LLC
    401 South LaSalle Street                    1515 East Woodfield Road
    Suite 1201                                  Schaumburg, Illinois  60173
    Chicago, Illinois 60605
                    (Name and address of agents for service)

        Registrant's telephone number, including area code: (312)786-5000
                                                            _____________

                      Date of fiscal year end: September 30
                                               ____________

                     Date of reporting period: June 30, 2006
                                               _____________

Item 1. Schedule of Investments

                            KEELEY Mid Cap Value Fund
                            SCHEDULE OF INVESTMENTS
                                  June 30, 2006
                                  (Unaudited)


    Number
   of Shares                                                                    Value
______________                                                             _______________

                 COMMON STOCKS                                    99.66%

                 Banks                                             1.61%

        25,500   Mellon Financial Corp.                                          $877,965
                                                                           _______________

                 Building Materials                                3.43%

        10,000   Martin Marietta Materials, Inc.                                  911,500
        18,000   Texas Industries, Inc.                                           955,800
                                                                           _______________

                                                                                1,867,300
                                                                           _______________

                 Chemicals                                         1.78%

        14,500   Ashland, Inc.                                                    967,150
                                                                           _______________

                 Coal                                              1.52%

        42,000   Alpha Natural Resources, Inc.*                                   824,040
                                                                           _______________

                 Commercial Services                               3.01%

        34,000   Adesa, Inc.                                                      756,160
        32,000   PHH Corp.*                                                       881,280
                                                                           _______________

                                                                                1,637,440
                                                                           _______________

                 Diversified Financial Services                    6.48%

        20,500   Ameriprise Financial, Inc.                                       915,735
        16,500   CIT Group, Inc.                                                  862,785
        48,000   Janus Capital Group, Inc.                                        859,200
        30,000   Jefferies Group, Inc.                                            888,900
                                                                           _______________

                                                                                3,526,620
                                                                           _______________

                 Electric                                          4.21%

        17,500   Allegheny Energy, Inc.*                                          648,725
        16,500   Allete, Inc.                                                     781,275
        32,000   Mirant Corp.*                                                    857,600
                                                                           _______________

                                                                                2,287,600
                                                                           _______________

                 Electronics                                       1.60%

        17,000   Thomas & Betts Corp.*                                            872,100
                                                                           _______________

                 Energy - Alternate Sources                        1.78%

        55,000   Covanta Holding Corp.*                                           970,750
                                                                           _______________

                 Engineering and Construction                      3.31%

        37,000   Chicago Bridge & Iron Co. N.V.                                   893,550
        21,000   Foster Wheeler Ltd.*                                             907,200
                                                                           _______________

                                                                                1,800,750
                                                                           _______________

                 Gas                                               0.17%

        3,500    Southern Union Co.                                                94,710




                   See notes to the schedule of investments.

                            KEELEY Mid Cap Value Fund
                            SCHEDULE OF INVESTMENTS
                                  June 30, 2006
                                  (Unaudited)


    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Holding Companies - Diversified                   3.68%

        32,000   Leucadia National Corp.                                          934,080
        18,500   Walter Industries, Inc.                                        1,066,525
                                                                           _______________

                                                                                2,000,605
                                                                           _______________

                 Housewares                                        1.80%

        38,000   Newell Rubbermaid, Inc.                                         $981,540
                                                                           _______________

                 Insurance                                         5.18%

        36,000   Conseco, Inc.*                                                   831,600
        25,000   Fidelity National Financial, Inc.                                973,750
        29,000   Genworth Financial, Inc., Class A                              1,010,360
                                                                           _______________

                                                                                2,815,710
                                                                           _______________

                 Lodging                                           1.60%

        20,000   Gaylord Entertainment Co.*                                       872,800
                                                                           _______________

                 Machinery - Construction and Mining               3.53%

        17,000   Joy Global, Inc.                                                 885,530
        10,500   Terex Corp.*                                                   1,036,350
                                                                           _______________

                                                                                1,921,880
                                                                           _______________

                 Machinery - Diversified                           1.66%

        12,500   Rockwell Automation, Inc.                                        900,125
                                                                           _______________

                 Media                                             1.58%

        26,500   Tribune Co.                                                      859,395
                                                                           _______________

                 Metal Fabricate/hardware                          3.43%

        35,500   Commercial Metals Co.                                            912,350
        28,500   Timken Co.                                                       955,035
                                                                           _______________

                                                                                1,867,385
                                                                           _______________

                 Miscellaneous Manufacturing                      11.95%

        15,500   The Brink's Co.                                                  874,355
        21,500   Crane Co.                                                        894,400
        19,000   Dover Corp.                                                      939,170
        22,500   Ingersoll-Rand Co. Ltd.                                          962,550
        17,500   ITT Industries, Inc.                                             866,250
        12,000   Parker Hannifin Corp.                                            931,200
        37,500   Tyco International Ltd.                                        1,031,250
                                                                           _______________

                                                                                6,499,175
                                                                           _______________

                 Oil and Gas                                      17.32%

        28,000   Chesapeake Energy Corp.                                          847,000
        21,000   Cimarex Energy Co.                                               903,000
        32,500   CNX Gas Corp.*                                                   975,000
        23,500   Pioneer Natural Resources Co.                                  1,090,635
        25,000   Plains Exploration & Production Co.*                           1,013,500
        25,000   Quicksilver Resources, Inc.*                                     920,250
        31,000   Southwestern Energy Co.*                                         965,960
        24,500   St. Mary Land & Exploration Co.                                  986,125
        12,500   Suncor Energy, Inc.                                            1,012,625
        12,000   Ultra Petroleum Corp.*                                           711,240
                                                                           _______________

                                                                                9,425,335
                                                                           _______________





                    See notes to the schedule of investments.

                            KEELEY Mid Cap Value Fund
                            SCHEDULE OF INVESTMENTS
                                  June 30, 2006
                                  (Unaudited)


    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Oil and Gas Services                              5.18%

        16,000   FMC Technologies, Inc.*                                       $1,079,360
        20,000   Grant Prideco, Inc.*                                             895,000
        17,000   Weatherford International Ltd.*                                  843,540
                                                                           _______________

                                                                                2,817,900
                                                                           _______________

                 Pharmaceuticals                                   1.78%

        22,500   Hospira, Inc.*                                                   966,150
                                                                           _______________

                 Real Estate                                       1.58%

        18,500   The St. Joe Co.                                                  860,990
                                                                           _______________

                 Retail                                            1.90%

        32,500   Dillard's, Inc.                                                1,035,125
                                                                           _______________

                 Savings and Loans                                 1.91%

        78,000   Hudson City Bancorp, Inc.                                      1,039,740
                                                                           _______________

                 Semiconductors                                    1.65%

        31,000   Freescale Semiconductor, Inc.*                                   899,000
                                                                           _______________

                 Software                                          1.69%

        27,000   MoneyGram International, Inc.                                    916,650
                                                                           _______________

                 Transportation                                    1.81%

        35,500   Kansas City Southern*                                            983,350
                                                                           _______________

                 Water                                             1.53%

        36,500   Aqua America, Inc.                                               831,835
                                                                           _______________

                 Total Common Stocks
                 (cost $51,098,660)                                            54,221,115
                                                                           _______________

                 Total Investments                                99.66%
                 (cost $51,098,660)                                            54,221,115
                 Other Assets less Liabilities                     0.34%          185,731
                                                                           _______________

                 NET ASSETS                                      100.00%    $  54,406,846
                                                                           ===============

                            * Non-income Producing.

                      Percentages are based on net assets.




                   See notes to the schedule of investments.

                            KEELEY All Cap Value Fund
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

    Number
   of Shares                                                                    Value
______________                                                             _______________

                 COMMON STOCKS                                    87.08%

                 Agriculture                                       1.27%

         1,800   Archer-Daniels-Midland Co.                                       $74,304

                                                                          ________________

                 Banks                                             1.36%

         2,300   Mellon Financial Corp.                                            79,189
                                                                          ________________

                 Building Materials                                3.02%

         1,000   Martin Marietta Materials, Inc.                                   91,150
         1,600   Texas Industries, Inc.                                            84,960
                                                                          ________________

                                                                                  176,110
                                                                          ________________

                 Chemicals                                         1.60%

         1,400   Ashland, Inc.                                                     93,380
                                                                          ________________

                 Diversified Financial Services                    4.12%

         1,800   Ameriprise Financial, Inc.                                        80,406
         1,700   JP Morgan Chase & Co.                                             71,400
         1,300   NYSE Group, Inc.*                                                 89,024
                                                                          ________________

                                                                                  240,830
                                                                          ________________

                 Electric                                          1.30%

         1,600   Allete, Inc.                                                      75,760
                                                                          ________________


                 Engineering and Construction                      5.57%

         6,600   ABB Ltd. ADR                                                      85,536
         3,500   Chicago Bridge & Iron Co. N.V.                                    84,525
         1,700   Foster Wheeler Ltd.*                                              73,440
         1,800   McDermott International, Inc.*                                    81,846
                                                                          ________________

                                                                                  325,347
                                                                          ________________

                 Equity Fund                                       1.75%

         1,800   Energy Select Sector SPDR Fund                                   102,096
                                                                          ________________

                 Hand/Machine Tools                                1.36%

         1,800   Regal-Beloit Corp.                                                79,470
                                                                          ________________

                 Holding Companies - Diversified                   1.58%

         1,600   Walter Industries, Inc.                                           92,240
                                                                          ________________

                 Housewares                                        1.37%

         3,100   Newell Rubbermaid, Inc.                                           80,073
                                                                          ________________




                    See notes to the schedule of investments.

                            KEELEY All Cap Value Fund
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)


    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Insurance                                         5.36%

         3,300   Conseco, Inc.*                                                   $76,230
         2,000   Fidelity National Financial, Inc.                                 77,900
         2,300   Genworth Financial, Inc., Class A                                 80,132
         1,800   Unitrin, Inc.                                                     78,462
                                                                          ________________

                                                                                  312,724
                                                                          ________________

                 Iron/Steel                                        6.67%

         1,300   Allegheny Technologies, Inc.                                      90,012
         1,500   Chaparral Steel Co.*                                             108,030
         1,700   Oregon Steel Mills, Inc.*                                         86,122
         1,500   United States Steel Corp.                                        105,180
                                                                          ________________

                                                                                  389,344
                                                                          ________________

                 Lodging                                           2.86%

         1,100   Las Vegas Sands Corp.*                                            85,646
         2,100   Orient-Express Hotels Ltd.                                        81,564
                                                                          ________________

                                                                                  167,210
                                                                          ________________

                 Machinery - Construction and Mining               1.43%

         1,600   Joy Global, Inc.                                                  83,344
                                                                          ________________

                 Machinery - Diversified                           1.73%

         1,400   Rockwell Automation, Inc.                                        100,814
                                                                          ________________

                 Media                                             4.57%

         1,800   Media General, Inc.                                               75,402
         5,800   The Reader's Digest Association, Inc.                             80,968
         3,400   Tribune Co.                                                      110,262
                                                                          ________________

                                                                                  266,632
                                                                          ________________

                 Metal Fabricate/Hardware                          5.39%

         3,100   Commercial Metals Co.                                             79,670
         3,000   L.B. Foster Co.*                                                  72,810
         4,500   Mueller Water Products, Inc.*                                     78,345
         2,500   Timken Co.                                                        83,775
                                                                          ________________

                                                                                  314,600
                                                                          ________________

                 Mining                                            1.52%

         1,600   Freeport-McMoRan Copper & Gold Inc.                               88,656
                                                                          ________________

                 Miscellaneous Manufacturing                      11.30%

         2,500   American Railcar Industries, Inc.                                 82,775
         2,000   Crane Co.                                                         83,200
         1,600   Dover Corp.                                                       79,088
         2,000   Honeywell International, Inc.                                     80,600
         1,800   Ingersoll-Rand Co. Ltd.                                           77,004
         1,500   ITT Industries, Inc.                                              74,250
         1,000   Textron, Inc.                                                     92,180
         3,300   Tyco International Ltd.                                           90,750
                                                                          ________________

                                                                                  659,847
                                                                          ________________


                    See notes to the schedule of investments.

                            KEELEY All Cap Value Fund
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)


    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Oil and Gas                                      13.81%

         1,300   Apache Corp.                                                     $88,725
         2,400   CNX Gas Corp.*                                                    72,000
         2,400   Comstock Resources, Inc.*                                         71,664
         1,400   Devon Energy Corp.                                                84,574
         1,200   EOG Resources, Inc.                                               83,208
         7,000   PetroHawk Energy Corp.*                                           88,200
         2,200   Pioneer Natural Resources Co.                                    102,102
         3,500   Southwestern Energy Co.*                                         109,060
         1,800   Ultra Petroleum Corp.*                                           106,686
                                                                          ________________

                                                                                  806,219
                                                                          ________________

                 Oil and Gas Services                              1.40%

         1,100   Halliburton Co.                                                   81,631
                                                                          ________________

                 Retail                                            1.36%

         2,500   Dillard's, Inc.                                                   79,625
                                                                          ________________

                 Savings and Loans                                 1.37%

         6,000   Hudson City Bancorp, Inc.                                         79,980
                                                                          ________________

                 Semiconductors                                    2.67%

         3,300   Advanced Micro Devices, Inc.*                                     80,586
         2,600   Freescale Semiconductor, Inc.*                                    75,400
                                                                          ________________

                                                                                  155,986
                                                                          ________________

                 Transportation                                    1.34%

         2,200   Genesee & Wyoming, Inc.*                                          78,034
                                                                          ________________

                 Total Common Stocks

                 (cost $4,756,734)                                              5,083,445
                                                                          ________________

                 Total Investments                                87.08%

                 (cost $4,756,734)                                              5,083,445
                 Other Assets less Liabilities                    12.92%          754,089
                                                                          ________________

                 NET ASSETS                                      100.00%   $    5,837,534
                                                                          ================

                    * Non-income producing.

               Percentages are based on net assets.








                   See notes to the schedule of investments.

                               KEELEY Funds, Inc.
                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                  June 30, 2006
                                   (Unaudited)


1. ORGANIZATION

     KEELEY Funds, Inc. (the "Company") was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end investment company. The Company consists of the KEELEY Mid Cap Value Fund and the KEELEY All Cap Value Fund (the "Funds"). The Funds commenced operations on August 15, 2005 and June 14, 2006 ("commencement dates"), respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     b) Other - Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds.

                               KEELEY Funds, Inc.
                NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
                                  June 30, 2006
                                   (Unaudited)

3. FEDERAL INCOME TAX INFORMATION

     At June 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

        KEELEY Mid Cap Value Fund:

        Cost of Investments                             $ 51,098,660
                                                       ==============

        Gross Unrealized Appreciation                   $  4,797,268
        Gross Unrealized Depreciation                     (1,674,813)
                                                       ______________

        Net Unrealized Appreciation on Investments      $  3,122,455
                                                       ==============

        KEELEY All Cap Value Fund:

        Cost of Investments                             $  4,756,734
                                                       ==============

        Gross Unrealized Appreciation                   $    335,155
        Gross Unrealized Depreciation                         (8,444)
                                                       ______________

        Net Unrealized Appreciation on Investments      $    326,711
                                                       ==============


     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Funds, Inc.

By:    /s/ John L. Keeley, Jr.
       ______________________

       John L. Keeley, Jr.
       President

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John L. Keeley, Jr.
       ______________________

       John L. Keeley, Jr.
       President

Date:  August 28, 2006

By:    /s/ Emily Viehweg
       _________________

       Emily Viehweg
       Treasurer

Date:  August 28, 2006